497(K)(1)(i)
                                     GROWTH



                         FRANKLIN SMALL CAP GROWTH FUND
                            Franklin Strategic Series





                                     PROFILE

                                September 1, 1998








This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund, at no cost by calling 1-800/DIAL BEN (1-800/342-5236), or from your investment representative from whom shares of the Fund may be purchased. This Profile describes the Fund's Class I and Class II shares.




                         FRANKLIN SMALL CAP GROWTH FUND
                            FRANKLIN STRATEGIC SERIES

1.       WHAT IS THE FUND'S GOAL?
         Franklin Small Cap Growth Fund seeks long-term capital growth.

2.       WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
          PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of small capitalization ("small cap") growth companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies which have market capitalization values (share price times the number of common stock shares outstanding) of less than $1 billion. The Fund will try to invest at least one-third of its total assets in companies with market capitalization values of $550 million or less. The Fund's manager may not always be able to find companies to include in this one-third portion that it believes are suitable. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and warrants for the purchase of common stocks.

          OTHER INVESTMENTS. The Fund may also invest up to 35% of its total assets in equity securities of larger growth companies. Although the Fund may invest up to 25% of its total assets in foreign securities, including those of developing markets issuers, it currently has no intention of investing more than 10% of its assets in such securities. The Fund may also invest, to a limited extent, in real estate investments trusts, in illiquid securities, and engage in other investment strategies. The Fund may invest in cash or short-term investments for liquidity or, without limit, for temporary defensive purposes.

          PORTFOLIO SELECTION. The manager will choose small cap companies which it believes are positioned for rapid growth in revenues, earnings or assets, that it can acquire at a price it believes to be reasonable. The manager looks for companies it believes exhibit leadership in growing markets or have distinct and sustainable competitive advantages, such as a particular marketing or product niche. The manager strives to avoid overly speculative issues, such as those based on unproven technology. The manager uses a disciplined "bottom up" approach to stock selection, blending fundamental and quantitative analysis. The manager diversifies the Fund's assets across many industries, and from time to time may invest significantly in certain sectors, including technology and biotechnology.

          FOR MORE INFORMATION ABOUT THE FUND'S INVESTMENTS, PLEASE REVIEW THE FUND'S MOST RECENT ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT YOU WILL FIND A DISCUSSION OF MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THE LAST FISCAL YEAR. YOU MAY OBTAIN THESE FREE REPORTS BY CALLING 1-800/342-5236.

3.       WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
          The main risks, affecting the value of the Fund's shares, are those common to all managed smaller company stock investments.

          STOCKS. Common stocks and other equities represent ownership interests in individual companies. Stocks tend to rise and fall more dramatically than other asset classes over the shorter term. These price movements may result from factors affecting individual companies, or factors affecting the securities market as a whole. Growth stock prices reflect projections of future earnings or revenues and can, therefore, fall dramatically if the company fails to meet those projections.

          SMALLER COMPANIES. Historically, smaller company stocks have generally experienced greater price swings than, and have fluctuated independently from, larger company stocks. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain than those of larger, more established companies. For example, smaller companies may have limited financial resources, product lines or market share; they may lack depth of management; they may be in new industries; or they may not find an established market for their products or services, or their products or services may become quickly obsolete. Small cap companies may suffer significant losses and investments in these companies may be speculative. In particular, smaller companies in the technology or biotechnology industries can be subject to abrupt or erratic price movements.

          MANAGEMENT. Individual and worldwide stock markets, interest rates, and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times, and the manager may not correctly anticipate or respond to these changes.

          In addition to the main risks, the Fund's investments in foreign securities, particularly those of developing markets issuers, involve special risks including changing currency values which increase or decrease the Fund's returns from its foreign portfolio holdings, and social, political, and economic uncertainty.

          YOU MAY LOSE MONEY BY INVESTING IN THE FUND; YOUR INVESTMENT IS NOT GUARANTEED.

PAST RESULTS The bar chart and table show the historical variability (or volatility) of the Small Cap Fund's returns on a year by year basis, and its average annual total returns compared to a broad-based securities index. They may provide some indication of the risks of investing in the Fund. Of course, past performance cannot predict or guarantee future results. Moreover, this has been a period of generally rising securities prices, which may not be sustained in the future.

GRAPHIC MATERIAL OMITTED.

THE FOLLOWING IS A NARRATIVE  DESCRIPTION  OF THE GRAPHIC  MATERIAL  PURSUANT TO
ITEM 304(A) OF REGULATION S-T:

This chart shows on bar format the annual total returns for the Franklin Small Cap Growth Fund - Class I for the years 1993 through 1997/

Calendar Year Total Returns*
1993                        21.77%
1994                        9.22%
1995                        42.20%
1996                        27.07%
1997                        15.78%

Best Quarter               Q2 '97           +18.69%
Worst Quarter              Q1 '97           -9.12%

                                                                                               SINCE INCEPTION
             AVERAGE ANNUAL TOTAL RETURNS                                                      (2/14/92)
        (FOR THE PERIODS ENDED JUNE 30, 1998)           PAST ONE YEAR       PAST 5 YEARS
------------------------------------------------------- ------------------ --------------- ------------------
------------------------------------------------------- ------------------ --------------- ------------------
FRANKLIN SMALL CAP GROWTH FUND - CLASS I**                    7.32%            22.42%           19.37%
------------------------------------------------------- ------------------ --------------- ------------------
------------------------------------------------------- ------------------ --------------- ------------------
S&P 500***                                                   30.16%            23.08%           20.18%
------------------------------------------------------- ------------------ --------------- ------------------
------------------------------------------------------- ------------------ --------------- ------------------
RUSSELL 2500***                                              18.10%            17.30%           16.15%
------------------------------------------------------- ------------------ --------------- ------------------

------------------------------------------------------- ------------------ --------------- ------------------

                                                                                            SINCE INCEPTION
             AVERAGE ANNUAL TOTAL RETURNS                                                      (10/2/95)
        (FOR THE PERIODS ENDED JUNE 30, 1998)           PAST ONE YEAR       PAST 5 YEARS
------------------------------------------------------- ------------------ --------------- ------------------
------------------------------------------------------- ------------------ --------------- ------------------
FRANKLIN SMALL CAP GROWTH FUND - CLASS II****                10.92%             N/A             17.01%
------------------------------------------------------- ------------------ --------------- ------------------

All figures assume reinvestment of dividends and capital gains. Past expense reductions by the manager increased returns.

* Sales loads are not reflected in the bar chart returns; if they had been reflected, returns would be lower. The year-to-date return as of June 30, 1998 was 6.06% for Class I.
**These figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual returns may differ. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge.
*** The Standard & Poor's 500 Stock Index (S&P 500) is an index of widely held common stocks, whereas the Russell 2500 is an index of 2,500 companies with small market capitalizations. Please remember one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
****These figures include the 1% initial sales charge and 1% deferred sales charge to the extent applicable. Class II shares have higher annual fees and expenses than Class I shares.

4.       WHAT ARE THE FUND'S FEES AND EXPENSES?
          This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended April 30, 1998. The Fund's future expenses may vary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       CLASS I             CLASS II
---------------------------------------------------------------------------- ---------------- --------------------
Maximum Sales Charge (Load) (as a percentage of Offering Price)                   5.75%              1.99%
---------------------------------------------------------------------------- ---------------- --------------------
---------------------------------------------------------------------------- ---------------- --------------------
    Paid at time of purchase                                                      5.75%              1.00%
---------------------------------------------------------------------------- ---------------- --------------------
---------------------------------------------------------------------------- ---------------- --------------------
    Paid at redemption                                                            None*              0.99%**
---------------------------------------------------------------------------- ---------------- --------------------

See "How do I Buy Fund Shares?" and "How do I Sell Fund Shares?" below for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------- ----------------- -------------------
      Management Fees                                                            0.46%                 0.46%
--------------------------------------------------------------------------- ----------------- -------------------
--------------------------------------------------------------------------- ----------------- -------------------
      Distribution and Service (12b-1) Fees+                                     0.25%                 1.00%
--------------------------------------------------------------------------- ----------------- -------------------
--------------------------------------------------------------------------- ----------------- -------------------
      Other Expenses                                                             0.18%                 0.18%
                                                                                  -----                 -----
--------------------------------------------------------------------------- ----------------- -------------------
--------------------------------------------------------------------------- ----------------- -------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES                                       0.89%                 1.64%
                                                                                  =====                =====
--------------------------------------------------------------------------- ----------------- -------------------

EXAMPLE This Example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. This is not a representation of past or future expenses. You would pay the following expenses on a $10,000 investment, assuming a 5% return and sale of your shares at the end of each period.




------------------------- ---------------------- --------------------- ---------------------- ----------------------
                                1 YEAR                 3 YEARS               5 YEARS                10 YEARS
------------------------- ---------------------- --------------------- ---------------------- ----------------------
------------------------- ---------------------- --------------------- ---------------------- ----------------------
      CLASS I                   $661++                 $843                  $1,040                 $1,608
------------------------- ---------------------- --------------------- ---------------------- ----------------------
------------------------- ---------------------- --------------------- ---------------------- ----------------------
      CLASS II                  $363                   $612                    $983                 $2,024
------------------------- ---------------------- --------------------- ---------------------- ----------------------

For the same Class II investment, you would pay projected expenses of $265 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

*Except for (1) purchases of $1 million or more that you sell within one year, and (2) purchases by certain retirement plans made without a front-end sales charge.
**The charge is 1% of the value of shares sold or the net asset value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of offering price. While the percentage is different depending on whether the charge is shown based on the net asset value or the offering price, the dollar amount you would pay is the same.
+Because of the Rule 12b-1 fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
++Assumes a contingent deferred sales charge will not apply.

5.       WHO ARE THE FUND'S INVESTMENT ADVISER AND PORTFOLIO MANAGERS?
          The Fund is managed by Franklin Advisers, Inc. ("Advisers"). Together, Advisers and its Franklin and Templeton affiliates manage over $243 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States. Edward Jamieson, Senior Vice President of Advisers since 1987, and Michael McCarthy, Portfolio
          Manager of Advisers, since 1992, have been responsible for the day-to-day management of the Fund's portfolio since inception and since 1993, respectively.

6.       HOW DO I BUY FUND SHARES?
          To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. The minimum initial investment is $1000. The minimum additional investment is $50. Lower minimum investment amounts may be applicable to certain retirement accounts. WE RESERVE THE RIGHT TO REFUSE ANY ORDER TO BUY SHARES.

          Currently, the Fund does not allow investments by Market Timers, including market timing or asset allocation services, or any person or group whose transactions include frequent or large exchanges.

          Each share class has its own sales charge and expense structure. Determining which class of shares is better suited to your needs depends on a number of factors which you should discuss with your investment representative. Generally, Class I shares may be more attractive for long-term investors, for example if you plan to hold most of your shares for 7 years or more, or investors who qualify for a reduced sales charge.

          A sales charge may apply when you purchase shares, and as indicated below, the charge may be reduced for larger purchases.








----------------------------------------------------------- ---------------------------------------------------------
AMOUNT OF PURCHASE AT OFFERING PRICE                        TOTAL SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
CLASS I
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
Under $50,000                                                                        5.75%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
$50,000 but less than $100,000                                                       4.50%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
$100,000 but less than $250,000                                                      3.50%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
$250,000 but less than $500,000                                                      2.50%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
$500,000 but less than $1,000,000                                                    2.00%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
$1,000,000 or more                                                                   None
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
CLASS II
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
Under $1,000,000                                                                     1.00%
----------------------------------------------------------- ---------------------------------------------------------

REDUCTIONS OF CLASS I SALES CHARGES
The following programs may help you qualify for a reduced Class I sales charge:

         AGGREGATION (WITH OTHER INVESTMENTS IN FRANKLIN TEMPLETON FUNDS*)
          You may aggregate your current purchase with existing investments in Franklin Templeton Funds made by you, your spouse, your children and grandchildren under 21, and if you are the sole owner of a company, you may add the company accounts and retirement plan accounts. Companies may aggregate the plan assets of retirement plans.

         LETTER OF INTENT
          You may commit to investing a specified dollar amount during a 13 month period.

         GROUP PURCHASES
          Qualified group members may aggregate the dollar value of existing investments with the amount of the current purchase.

WAIVERS OF CLASS I SALES CHARGES
          If your purchase falls within one of the categories listed below, you may qualify for a waiver of Class I sales charges.

          DISTRIBUTIONS, PAYMENTS AND REDEMPTION PROCEEDS FROM FRANKLIN TEMPLETON FUNDS THAT MAY BE REINVESTED WITHOUT A SALES CHARGE WITHIN 365 DAYS OF THEIR PAYMENT DATE:
          Distributions and redemption proceeds (if you paid a sales charge at the time of purchase) reinvested in the same share class (also applies to Class II shares); distributions from a REIT investment sponsored or advised by Franklin Properties, Inc.; annuity payments; retirement plan distributions; redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months; and redemption proceeds from the Templeton Global Strategy Funds - Class A shares (for qualified investors).

         ELIGIBLE INSTITUTIONS AND INDIVIDUALS
          Trust companies and bank trust departments agreeing to invest at least $1 million of client assets over a 13 month period; eligible governmental authorities; broker-dealers, registered investment advisors or certified financial planners engaged in comprehensive fee programs; Registered Securities Dealers and affiliates for their investment accounts only; employees and family members of Securities Dealers and affiliates; officers, directors, trustees, and full time employees of Franklin Templeton Group** and their family members; accounts managed by Franklin Templeton Group; unit investment trusts and their holders reinvesting distributions; group annuity separate accounts offered to retirement plans; and Chilean retirement plans.

*Franklin Templeton Funds include all U.S. registered mutual funds in the Franklin Templeton Group of Funds except for dedicated insurance funds. **Franklin Resources, Inc., a publicly owned holding company and its various subsidiaries.

7.       HOW DO I SELL FUND SHARES?
          You may sell your shares by written request, or by phone (1-800/632-2301) if you have completed and returned to us the telephone redemption agreement. Once we receive your request in good order, we will redeem your shares at net asset value as next determined by the Fund, less any applicable redemption charges.

          A contingent deferred sales charge of 1% of the lesser of (i) the value of shares sold, or (ii) net asset value at the time of purchase, may apply to Class I purchases of $1 million or more if you sell the shares within one year, and may apply to any Class II purchase if you sell the shares within 18 months. We may waive the deferred sales charge under certain circumstances.

8.       HOW ARE THE FUND'S DISTRIBUTIONS MADE AND TAXED?
          Dividends are generally distributed to shareholders semiannually in June and December. Any capital gains are generally distributed annually, usually in December. Your distributions will be automatically reinvested in the Fund unless you select another distribution option (see Item 9, below). For federal income tax purposes, income dividends and capital gain distributions received by you (whether received as cash or additional shares) are taxed as ordinary income, or as capital gains, which are taxed at different rates depending on the length of time that the Fund holds its assets.

9.       WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?
                   DISTRIBUTION OPTION:
          You can choose to have your distributions mailed to you in cash, or automatically reinvested into your account or into another Franklin or Templeton fund account within the same class (generally without any additional sales charges). Your distributions will automatically be reinvested in your account unless you select another option.

                   EXCHANGE PROGRAM: You can exchange shares between most Franklin and Templeton funds within the same class, usually without any additional sales fees. Some funds do not allow Market Timers. We reserve the right to modify or withdraw the exchange privilege.

                   AUTOMATIC INVESTMENT PLAN: The Automatic Investment Plan lets you automatically transfer monthly investments of $50 or more from your checking account to your Fund account.

                   SYSTEMATIC WITHDRAWAL PLAN: The Systematic Withdrawal Plan lets you receive checks for a fixed amount from your account on a regular basis.

                   RETIREMENT PLANS AND OTHER PROGRAMS: We offer retirement plans, including IRAs and Business Retirement Plans, such as 401(k) plans.

                   TELEFACTS(R): For information or transactions call 1-800/247-1753.